As filed with the Securities and Exchange Commission on March 23, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22492

MainGate Trust
(Exact name of registrant as specified in charter)

6075 Poplar Ave., Suite 402
Memphis, TN 38119
(Address of principal executive offices) (Zip code)

Geoffrey Mavar
MainGate Trust
6075 Poplar Ave., Suite 402
Memphis, TN 38119
(Name and address of agent for service)

(901) 537-1866
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2011

Item 1. Schedule of Investments.

MainGate MLP Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2011

	Shares	Fair Value
Master Limited Partnerships and Related Companies - United States - 83.9% (1)
Crude/Refined Products Pipelines and Storage - 25.4% (1)
Buckeye Partners, L.P.	30	$1,945
Genesis Energy, L.P.	170	4,961
Holly Energy Partners, L.P.	35	2,088
Kinder Morgan Management, LLC (2)	30	1,968
Magellan Midstream Partners, L.P.	85	5,137
Plains All American Pipeline, L.P.	110	7,202
Sunoco Logistics Partners, L.P.	25	2,212
		25,513
Natural Gas/Natural Gas Liquid Pipelines and Storage - 35.8% (1)
El Paso Pipeline Partners, L.P.	130	4,901
Energy Transfer Equity, L.P.	145	5,828
Energy Transfer Partners, L.P.	35	1,919
Enterprise Products Partners, L.P.	180	7,848
Niska Gas Storage Partners LLC	100	2,025
ONEOK Partners, L.P.	45	3,742
Spectra Energy Partners, L.P.	60	1,972
Williams Partners, L.P.	150	7,779
		36,014
Natural Gas Gathering/Processing - 20.6% (1)
Copano Energy, LLC	220	7,966
Crosstex Energy, L.P.	60	1,020
Eagle Rock Energy Partners, L.P.	300	2,916
MarkWest Energy Partners, L.P.	45	2,021
Regency Energy Partners, L.P.	140	3,888
Targa Resources Partners, L.P.	85	2,911
		20,722
Propane - 2.1% (1)
Inergy, L.P.	50	2,074

Total Master Limited Partnerships and Related Companies (Cost $83,621)		84,323

Common Stock - 14.7% (1)
Crude/Refined Products Pipelines and Storage - 3.8% (1)
Kinder Morgan, Inc.	125	3,812

Natural Gas Gathering/Processing - 10.9% (1)
Crosstex Energy, Inc.	590	6,065
Targa Resources Corp.	150	4,915
		10,980

Total Common Stock (Cost $14,584)	14,792

Total Investments - 98.6% (1) (Cost $98,205)	$99,115
Assets in Excess of Other Liabilities - 1.4% (1)	1,421
Net Assets Applicable to Common Stockholders - 100.0% (1)	$100,536

(1) Calculated as a percentage of net assets applicable to common stockholders.
(2) Security distributions are paid-in-kind.

Tax Basis

The cost basis of investments for federal income tax purposes at February 28, 2011 was as follows*:

Cost of investments                                                                           $98,205
Gross unrealized appreciation                                                              1,156
Gross unrealized depreciation                                                                (246)
Net unrealized appreciation                                                               $     910

*Because tax adjustments are calculated annually and the Fund has not yet completed a fiscal year end, the above table does not reflect tax adjustments.

Fair Value Measurements

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	February 28, 2011	(Level 1)	(Level 2)	(Level 3)
Equity Securities
Master Limited Partnerships and Related Companies (a)	$ 84,323	$ 84,323	$ -	$ -
Common Stock (a)	14,792	14,792
Total Equity Securities	99,115	99,115	-	-
Total	$ 99,115	$ 99,115	$ -	$ -

(a)	All other industry classifications are identified in the Schedule of Investments.

Derivative Financial Instruments

The Fund did not hold any derivative financial instruments as of February 28, 2010.

Item 2. Controls and Procedures.

(a)
The Registrant’s President & Chief Executive Officer and Treasurer & Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MainGate Trust

By (Signature and Title) /s/ Matthew G. Mead
                                                 Matthew G. Mead,
                                                 President & Chief Executive Officer

Date   March 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Matthew G. Mead
                                                 Matthew G. Mead,
                                                 President & Chief Executive Officer

Date   March 22, 2011

By (Signature and Title) /s/ Geoffrey P. Mavar
                                                 Geoffrey P. Mavar,
                                                 Treasurer & Chief Financial Officer

Date   March 23, 2011